Commitments and Contingencies - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Minimum rental expense	$ 25	$ 25	$ 25
Contingent rental expense	23	23	23
Total rental expense	$ 48	$ 48	$ 48